Related Parties (Details Textual)	12 Months Ended
Dec. 31, 2017
York Capital Management Global Advisors, LLC [Member]
Related Parties (Textual)
Share capital, percentage	19.60%
Davidson Kempner Capital Management LLC [Member]
Related Parties (Textual)
Share capital, percentage	14.30%
Directors and officers [Member]
Related Parties (Textual)
Insurance policy liability, description
The directors and officers of the Company and its subsidiaries (excluding PC and its subsidiaries which are covered under a separate policy - see b below), are covered by directors’ and officers’ liability insurance policy of up to USD 40 million per occurrence and in the aggregate during the duration of the policy. In addition, the directors and officers of the Company (excluding any subsidiary) are covered by additional directors’ and officers’ liability insurance policy of up to USD 20 million per occurrence and in the aggregate during the duration of the policy.

Increase of premium, percentage	20.00%
Insurance policy expire, date	Mar. 01, 2019
PC's directors and officers [Member]
Related Parties (Textual)
Insurance policy liability, description	PC maintains Directors' and Officers' liability insurance policy, presently at the maximum amount of USD 60 million which will expire on November 1 2017. The new policy does not exclude past public offering and covers the risk that may be incurred by the Directors through public offerings of equity up to USD 50 million.
Insurance policy expire, date	Nov. 01, 2017
InSightec's directors and officers [Member]
Related Parties (Textual)
Insurance policy liability, description	InSightec's directors and officers are covered by two insurance policies; (i) Run Off policy, which is valid for a period of 7 years commencing December 2012, covering damages that has occurred until December 2012 uo to USD 20 million, and (ii) a second policy covering damages that had occurred or might occur from December 2012 and on up to USD 60 million, and it precedes and does not have the right to participate in the policies of directors and officers held by any of the shareholders of InSightec, including a component of special coverage for risk management (up to an amount of USD 100 thousands) with worldwide coverage. InSightec's directors and officers insurance includes a retroactive cover and contains a 7 year extended reporting period provision.
Gamida's directors and officers [Member]
Related Parties (Textual)
Insurance policy liability, description	Gamida's directors and officers are covered by D&O liability Insurance Policy. The policy covers claim first made against the insured during the policy period and notified to the insurer during the policy period for any wrongful act in the insured's capacity as a director or officer of the company - all in accordance with the policy terms and conditions. The policy limit of liability is USD 6 million. Total aggregate for all loss, arising out of all claims made against all insured is under all insurance covers combined.